Borrowings (Details)	12 Months Ended															12 Months Ended													0 Months Ended			12 Months Ended	0 Months Ended		12 Months Ended						0 Months Ended				12 Months Ended		0 Months Ended				12 Months Ended					0 Months Ended								12 Months Ended							12 Months Ended					12 Months Ended									12 Months Ended		12 Months Ended															12 Months Ended				0 Months Ended		12 Months Ended			12 Months Ended		0 Months Ended			12 Months Ended					0 Months Ended				12 Months Ended				12 Months Ended				0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Land use rights USD ($)	Dec. 31, 2013 Land use rights CNY	Dec. 31, 2012 Land use rights CNY	Dec. 31, 2013 Certain buildings USD ($)	Dec. 31, 2013 Certain buildings CNY	Dec. 31, 2012 Certain buildings CNY	Dec. 31, 2013 Certain equipment USD ($)	Dec. 31, 2013 Certain equipment CNY	Dec. 31, 2012 Certain equipment CNY	Dec. 31, 2013 Certain raw materials CNY	Dec. 31, 2012 Certain raw materials CNY	Dec. 31, 2013 Bank notes USD ($)	Dec. 31, 2013 Bank notes CNY	Dec. 31, 2012 Bank notes CNY	Dec. 31, 2011 Bank notes CNY	Dec. 31, 2013 Industrial & Commercial Bank Of China USD ($) loans	Dec. 31, 2013 Industrial & Commercial Bank Of China CNY loans	Dec. 31, 2012 Industrial & Commercial Bank Of China CNY loans	Dec. 31, 2013 Industrial & Commercial Bank Of China Note payable to bank due October 12, 2016 USD ($)	Dec. 31, 2013 Industrial & Commercial Bank Of China Note payable to bank due October 12, 2016 CNY	Dec. 31, 2013 Industrial & Commercial Bank Of China Note payable to bank, expected to be repaid September 9, 2014 USD ($)	Dec. 31, 2013 Industrial & Commercial Bank Of China Note payable to bank, expected to be repaid September 9, 2014 CNY	Dec. 31, 2012 Industrial & Commercial Bank Of China Note payable to bank, expected to be repaid on April 4, 2013 CNY	Dec. 31, 2012 Industrial & Commercial Bank Of China Note payable to bank, expected to be repaid on April 4, 2013 Daqing Borun CNY	Oct. 26, 2013 Industrial & Commercial Bank Of China Three notes payable to bank CNY	Oct. 19, 2013 Industrial & Commercial Bank Of China Three notes payable to bank CNY	Oct. 09, 2013 Industrial & Commercial Bank Of China Three notes payable to bank CNY	Dec. 31, 2012 Industrial & Commercial Bank Of China Three notes payable to bank CNY loans	May 18, 2013 Industrial & Commercial Bank Of China Two notes payable to bank CNY	May 15, 2013 Industrial & Commercial Bank Of China Two notes payable to bank CNY	Dec. 31, 2012 Industrial & Commercial Bank Of China Two notes payable to bank CNY loans	Dec. 31, 2013 Agricultural Bank Of China USD ($) loans	Dec. 31, 2013 Agricultural Bank Of China CNY loans	Dec. 31, 2012 Agricultural Bank Of China CNY loans	Dec. 31, 2013 Agricultural Bank Of China Two notes payable to bank USD ($) loans	Dec. 31, 2013 Agricultural Bank Of China Two notes payable to bank CNY loans	Feb. 05, 2014 Agricultural Bank Of China Two notes payable to bank Forecast USD ($)	Feb. 05, 2014 Agricultural Bank Of China Two notes payable to bank Forecast CNY	Jan. 15, 2014 Agricultural Bank Of China Two notes payable to bank Forecast USD ($)	Jan. 15, 2014 Agricultural Bank Of China Two notes payable to bank Forecast CNY	Dec. 31, 2013 Agricultural Bank Of China Two notes payable to bank, second USD ($) loans	Dec. 31, 2013 Agricultural Bank Of China Two notes payable to bank, second CNY loans	Sep. 15, 2014 Agricultural Bank Of China Two notes payable to bank, second Forecast USD ($)	Sep. 15, 2014 Agricultural Bank Of China Two notes payable to bank, second Forecast CNY	Mar. 04, 2014 Agricultural Bank Of China Two notes payable to bank, second Forecast USD ($)	Mar. 04, 2014 Agricultural Bank Of China Two notes payable to bank, second Forecast CNY	Dec. 31, 2012 Agricultural Bank Of China Note payable to bank, expected to be repaid April 28, 2013 CNY	Dec. 31, 2012 Agricultural Bank Of China Eight notes payable to bank CNY loans	Dec. 31, 2013 Longjiang Bank USD ($) loans	Dec. 31, 2013 Longjiang Bank CNY loans	Dec. 31, 2012 Longjiang Bank CNY loans	Dec. 23, 2013 Longjiang Bank Line of credit, expected to be repaid December 18, 2014 USD ($)	Dec. 23, 2013 Longjiang Bank Line of credit, expected to be repaid December 18, 2014 CNY	Dec. 19, 2013 Longjiang Bank Line of credit, expected to be repaid December 18, 2014 USD ($)	Dec. 19, 2013 Longjiang Bank Line of credit, expected to be repaid December 18, 2014 CNY	Dec. 31, 2013 Longjiang Bank Line of credit, expected to be repaid December 18, 2014 USD ($)	Dec. 31, 2013 Longjiang Bank Line of credit, expected to be repaid December 18, 2014 CNY	Dec. 31, 2012 Longjiang Bank Note payable to bank, expected to be repaid July 16, 2013 CNY	Dec. 31, 2012 Longjiang Bank Note payable to bank, expected to be repaid November 1, 2013 CNY	Dec. 31, 2013 China Construction Bank USD ($) loans	Dec. 31, 2013 China Construction Bank CNY loans	Dec. 31, 2012 China Construction Bank CNY loans	Dec. 31, 2013 China Construction Bank Note payable to bank, expected to be repaid March 6, 2014 USD ($)	Dec. 31, 2013 China Construction Bank Note payable to bank, expected to be repaid March 6, 2014 CNY	Dec. 31, 2013 China Construction Bank Note payable to bank, expected to be repaid March 6, 2014 Daqing Borun Maximum USD ($)	Dec. 31, 2013 China Construction Bank Note payable to bank, expected to be repaid March 6, 2014 Daqing Borun Maximum CNY	Dec. 31, 2013 China Construction Bank Note payable to bank, expected to be repaid September 16, 2014 USD ($)	Dec. 31, 2013 China Construction Bank Note payable to bank, expected to be repaid September 16, 2014 CNY	Dec. 31, 2013 China Construction Bank Note payable to bank, expected to be repaid September 16, 2014 Daqing Borun Minimum	Dec. 31, 2013 China Construction Bank Note payable to bank, expected to be repaid September 16, 2014 Daqing Borun Maximum USD ($)	Dec. 31, 2013 China Construction Bank Note payable to bank, expected to be repaid September 16, 2014 Daqing Borun Maximum CNY	Dec. 31, 2013 China Construction Bank Note payable to bank, expected to be repaid October 24, 2014 USD ($) item	Dec. 31, 2013 China Construction Bank Note payable to bank, expected to be repaid October 24, 2014 CNY	Dec. 31, 2013 China Construction Bank Note payable to bank, expected to be repaid October 24, 2014 Daqing Borun Minimum	Dec. 31, 2013 China Construction Bank Note payable to bank, expected to be repaid October 24, 2014 Daqing Borun Maximum USD ($)	Dec. 31, 2013 China Construction Bank Note payable to bank, expected to be repaid October 24, 2014 Daqing Borun Maximum CNY	Dec. 31, 2013 China Construction Bank Note payable to bank, expected to be repaid October 24, 2014 Daqing Borun Certain buildings USD ($)	Dec. 31, 2013 China Construction Bank Note payable to bank, expected to be repaid October 24, 2014 Daqing Borun Certain buildings CNY	Dec. 31, 2013 China Construction Bank Note payable to bank, expected to be repaid October 24, 2014 Daqing Borun Land USD ($)	Dec. 31, 2013 China Construction Bank Note payable to bank, expected to be repaid October 24, 2014 Daqing Borun Land CNY	Dec. 31, 2012 China Construction Bank Note payable to bank, expected to be repaid March 27, 2013 CNY	Dec. 31, 2012 China Construction Bank Note payable to bank, expected to be repaid December 24, 2013 CNY	Dec. 31, 2013 Agricultural Development Bank of China USD ($) loans	Dec. 31, 2013 Agricultural Development Bank of China CNY loans	Dec. 31, 2012 Agricultural Development Bank of China CNY loans	Dec. 31, 2012 Agricultural Development Bank of China Two notes payable to bank CNY loans	Dec. 31, 2012 Agricultural Development Bank of China Two notes payable to bank Land use rights CNY	Dec. 31, 2012 Agricultural Development Bank of China Two notes payable to bank Certain buildings CNY	Dec. 31, 2012 Agricultural Development Bank of China Two notes payable to bank Certain raw materials CNY	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, expected to be repaid November 11, 2014 USD ($)	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, expected to be repaid November 11, 2014 CNY	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, expected to be repaid November 11, 2014 Daqing Borun Land use rights USD ($)	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, expected to be repaid November 11, 2014 Daqing Borun Land use rights CNY	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, expected to be repaid November 11, 2014 Daqing Borun Certain buildings USD ($)	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, expected to be repaid November 11, 2014 Daqing Borun Certain buildings CNY	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, expected to be repaid November 11, 2014 Daqing Borun Property, plant and equipment USD ($)	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, expected to be repaid November 11, 2014 Daqing Borun Property, plant and equipment CNY	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, expected to be repaid September 30, 2014 USD ($)	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, expected to be repaid September 30, 2014 CNY	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, expected to be repaid September 30, 2014 Daqing Borun Certain equipment USD ($)	Dec. 31, 2013 Agricultural Development Bank of China Note payable to bank, expected to be repaid September 30, 2014 Daqing Borun Certain equipment CNY	Dec. 02, 2013 Agricultural Development Bank of China Line of credit, expected to be repaid September 30, 2014 USD ($)	Dec. 02, 2013 Agricultural Development Bank of China Line of credit, expected to be repaid September 30, 2014 CNY	Dec. 31, 2013 Agricultural Development Bank of China Line of credit, expected to be repaid September 30, 2014 USD ($)	Dec. 31, 2013 Agricultural Development Bank of China Line of credit, expected to be repaid September 30, 2014 CNY	Dec. 31, 2012 Agricultural Development Bank of China Note payable to bank, expected to be repaid January 17, 2013 CNY	Dec. 31, 2012 Agricultural Development Bank of China Note payable to bank, expected to be repaid September 19, 2013 CNY	Dec. 31, 2012 Agricultural Development Bank of China Note payable to bank, expected to be repaid September 19, 2013 Daqing Borun Certain equipment CNY	Dec. 26, 2012 Agricultural Development Bank of China Line of credit, entered into December 2012 Daqing Borun CNY	Dec. 17, 2012 Agricultural Development Bank of China Line of credit, entered into December 2012 Daqing Borun CNY	Dec. 11, 2012 Agricultural Development Bank of China Line of credit, entered into December 2012 Daqing Borun CNY	Dec. 31, 2012 Agricultural Development Bank of China Line of credit, entered into December 2012 Daqing Borun CNY	Dec. 31, 2013 China CITIC Bank USD ($) loans	Dec. 31, 2013 China CITIC Bank CNY loans	Dec. 31, 2013 China CITIC Bank Two notes payable to bank USD ($) loans	Dec. 31, 2013 China CITIC Bank Two notes payable to bank CNY loans	Sep. 04, 2014 China CITIC Bank Two notes payable to bank Forecast USD ($)	Sep. 04, 2014 China CITIC Bank Two notes payable to bank Forecast CNY	Aug. 18, 2014 China CITIC Bank Two notes payable to bank Forecast USD ($)	Aug. 18, 2014 China CITIC Bank Two notes payable to bank Forecast CNY	Dec. 31, 2013 China CITIC Bank Note payable to bank, expected to be repaid April 27, 2014 USD ($)	Dec. 31, 2013 China CITIC Bank Note payable to bank, expected to be repaid April 27, 2014 CNY	Dec. 31, 2013 China CITIC Bank Note payable to bank, expected to be repaid June 16, 2014 USD ($)	Dec. 31, 2013 China CITIC Bank Note payable to bank, expected to be repaid June 16, 2014 CNY	Dec. 31, 2013 Bank of China USD ($) loans	Dec. 31, 2013 Bank of China CNY loans	Dec. 31, 2013 Bank of China Two notes payable to bank USD ($) loans	Dec. 31, 2013 Bank of China Two notes payable to bank CNY loans	May 13, 2014 Bank of China Two notes payable to bank Forecast USD ($)	May 13, 2014 Bank of China Two notes payable to bank Forecast CNY	Apr. 24, 2014 Bank of China Two notes payable to bank Forecast USD ($)	Apr. 24, 2014 Bank of China Two notes payable to bank Forecast CNY
Borrowings
Short-term borrowings	$ 101,723,827	620,200,000	842,200,000																						$ 8,200,889	50,000,000	20,000,000					60,000,000			70,000,000				$ 7,085,568	43,200,000					$ 9,841,067	60,000,000					80,000,000	193,200,000										29,000,000	65,000,000				$ 11,481,245	70,000,000			$ 4,920,533	30,000,000				$ 8,200,889	50,000,000								70,000,000	80,000,000				120,000,000				$ 8,200,889	50,000,000							$ 1,640,178	10,000,000					$ 6,560,711	40,000,000	10,000,000	10,000,000					35,000,000			$ 16,401,778	100,000,000					$ 4,920,534	30,000,000	$ 6,560,711	40,000,000			$ 3,608,391	22,000,000
Long-term borrowings
Current portion	3,936,427	24,000,000
Non-current portion	7,872,853	48,000,000
Total borrowings	113,533,107	692,200,000	842,200,000																	20,010,169	122,000,000	150,000,000														16,926,635	103,200,000	273,200,000															4,100,444	25,000,000	94,000,000									24,602,667	150,000,000	150,000,000																					16,401,778	100,000,000	175,000,000																												27,883,023	170,000,000											3,608,391	22,000,000
Interest rate (as a percent)																																6.00%																												8.40%	8.40%	8.83%	8.40%				6.00%	6.00%																		6.00%								6.00%	6.00%															5.60%
Number of loans granted by lender																				2	2	6										3			2	4	4	9	2	2					2	2						8	1	1	2									3	3	2																					3	3	5	2																											4	4	2	2									2	2	2	2
Face amount																				22,962,489	140,000,000	150,000,000	14,761,600	90,000,000	8,200,889	50,000,000	20,000,000					60,000,000			70,000,000	16,926,635	103,200,000	273,200,000	7,085,568	43,200,000					9,841,067	60,000,000					80,000,000	193,200,000			94,000,000							29,000,000	65,000,000	24,602,667	150,000,000	150,000,000	11,481,245	70,000,000			4,920,533	30,000,000				8,200,889	50,000,000								70,000,000	80,000,000	16,401,778	100,000,000	175,000,000	120,000,000				8,200,889	50,000,000							1,640,178	10,000,000							10,000,000	10,000,000						27,883,023	170,000,000	16,401,778	100,000,000					4,920,533	30,000,000	6,560,711	40,000,000			3,608,391	22,000,000
Percentage applied to reference rate for calculation of variable rate																							10.00%	10.00%	15.00%	15.00%	120.00%
Variable rate basis																							Prime rate published by the People's Bank of China	Prime rate published by the People's Bank of China	Floating rate published by the People's Bank of China for loans with the same or similar terms	Floating rate published by the People's Bank of China for loans with the same or similar terms	Prime rate published by the People's Bank of China												Prime rate published by the People's Bank of China	Prime rate published by the People's Bank of China					Prime rate published by the People's Bank of China	Prime rate published by the People's Bank of China						Prime rate published by the People's Bank of China																																						Prime rate published by the People's Bank of China												prime rate published by the People's Bank of China	prime rate published by the People's Bank of China					prime rate published by the People's Bank of China	prime rate published by the People's Bank of China		Prime rate published by the People's Bank of China					Prime rate published by the People's Bank of China			prime rate published by the People's Bank of China	prime rate published by the People's Bank of China					prime rate published by the People's Bank of China	prime rate published by the People's Bank of China
Percentage of granted equity interest of Daqing Borun																																																																																														100.00%	100.00%
Carrying value of granted equity interest of Daqing Borun																																																																																														32,803,556	200,000,000
Amount pledged as collateral for bank loans					1,360,467	8,294,630	3,674,935	20,687,561	126,129,992	29,815,366	4,959,092	30,235,089	70,739,729	0	51,516,000													38,160,000																																																					16,137,532	98,355,916	941,644	5,741,110							3,674,935	29,815,366	13,356,000			418,823	2,553,520	4,555,442	27,774,076	1,323,461	8,069,012			3,635,631	22,166,077							70,739,729																			3,608,391	22,000,000
Bank debt repaid	174,055,668	1,061,200,000	676,200,000	515,000,000																			2,952,320	18,000,000					31,000,000	14,000,000	15,000,000		10,000,000	60,000,000							3,280,356	20,000,000	3,805,212	23,200,000			3,280,356	20,000,000	6,560,711	40,000,000																																																																							8,364,907	51,000,000	8,036,871	49,000,000									2,788,302	17,000,000	820,089	5,000,000
Long-term debt, outstanding																							11,809,280	72,000,000
Long-term debt, quarterly repayment																							984,107	6,000,000
Interest rate per month (as a percent)																																			0.50%																0.50%
Deposit at bank securing debt	6,895,417	42,040,667	75,000,000																																35,000,000																40,000,000																																																																												3,287,026	20,040,667			3,608,391	22,000,000
Percentage applied to reference rate for calculation of fixed rate																																							10.00%	10.00%					15.00%	15.00%																									30.00%	30.00%				30.00%	30.00%								108.00%																																		25.00%	25.00%					30.00%	30.00%
Interest rate percentage at period end																							7.04%	7.04%	6.90%	6.90%													6.60%	6.60%					6.90%	6.90%																									7.80%	7.80%				7.80%	7.80%													6.00%												6.00%	6.00%					6.00%	6.00%		6.00%					6.00%			7.50%	7.50%					7.80%	7.80%
Short-term debt borrowing capacity																																																												8,200,889	50,000,000																																															31,163,378	190,000,000							140,000,000
Draw down on line of credit																																																								1,640,178	10,000,000	2,460,266	15,000,000																																															6,560,711	40,000,000						5,000,000	20,000,000	10,000,000
Available borrowing capacity																																																												4,100,444	25,000,000																																															24,602,667	150,000,000
Number of family members of CEO who guaranteed debt instrument																																																																												3	3
Debt-to-asset ratio (as a percent)																																																																					70.00%	70.00%				70.00%	70.00%				70.00%	70.00%
Current ratio																																																																					1.0	1.0			0.85					0.85
Contingent liabilities																																																																					60,440,552	368,500,000				45,760,961	279,000,000				45,760,961	2,790,000,000
Contingent liabilities as a percentage of net assets																																																																					70.00%	70.00%				50.00%	50.00%				50.00%	50.00%
Accumulated long-term investment as a percentage of net assets																																																																										30.00%	30.00%				30.00%	30.00%
Weighted average interest rate (as a percent)																6.63%	6.63%	6.53%	6.88%
Interest expenses on the bank loans																$ 8,420,164	51,336,899	42,767,789	34,114,359